PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Prepaid Expense, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	September 30, 2018	December 31, 2017

Insurance	$109,245	$79,403
Rent	81,016	254,978
Other	67,895	20,992
Prepaid materials	46,120	—
Stock award	12,083	30,208
Deposits	—	199,338

	$316,359	$584,919

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2017	December 31, 2016

Rent	$254,978	$16,856
Deposits	199,338	—
Insurance	79,403	49,450
Stock award	30,208	—
Inventory	—	49,608
Other	20,992	21,028

	$584,919	$136,942